SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 14:      SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	The Company applies ASC Topic 280, “Segment Reporting” (“ASC No. 280”). The Company operates in one reportable segment.

b.	The following tables present total revenues for the years ended December 31, 2014, 2015 and 2016 and long-lived assets as of December 31, 2015 and 2016:

Revenues:

	Year ended December 31,
	2014	2015	2016

United States	$60,761	$92,034	$125,749
Israel	4,234	5,203	6,818
United Kingdom	12,220	16,746	21,699
EMEA *)	16,744	28,695	39,577
Other	9,040	18,134	22,770

	$102,999	$160,812	$216,613

For the years ended December 31, 2014 and 2015, no single customer contributed more than 10% to the Company's total revenues. For the year ended December 31, 2016, 12.1% of the Company's total revenues was derived from one channel partner.

Long-lived assets:

	December 31,
	2015	2016

United States	$929	$1,421
Israel	2,418	3,014
United Kingdom	155	90
EMEA *)	22	24
Other	60	211

	$3,584	$4,760

*) Europe, the Middle East and Africa, excluding United Kingdom and Israel